FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Cash flow hedges (Details) - Cash flow hedges - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Fair value through other comprehensive income | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 11,539	$ (14,744)
Fair value through other comprehensive income | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(435)	199
Fair value through other comprehensive income | Cross-currency interest rate swap instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,378	(3,839)
Fair value through other comprehensive income | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,328	(7,732)
Fair value through profit or loss | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Fair value through profit or loss | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Fair value through profit or loss | Cross-currency interest rate swap instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	500
Fair value through profit or loss | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss) | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(6,871)	(3,529)
Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss) | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,062	(91)
Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss) | Cross-currency interest rate swap instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss) | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ (1,367)	$ 0